Third Party Guarantees, Other Contingent Assets and Liabilities, and Other Commitments - Additional Information (Detail) $ in Thousands, $ in Millions				12 Months Ended
	Apr. 09, 2018 item	Aug. 04, 2016 CLF ( ) item	Aug. 04, 2016 CLP ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Mar. 31, 2016 CLF ( )	Mar. 31, 2016 USD ($)	Dec. 31, 2015 CLP ($)
Provisions [Line Items]
Property, plant and equipment was pledged as security for liabilities					$ 0	$ 0
Cross default limit				$ 50
Percentage of bondholders, demands debt acceleration				50.00%
Consolidated equity					$ 1,997,491,047	1,989,013,953	$ 1,729,760,249			$ 3,543,890,079
Bottom of Range
Provisions [Line Items]
Percentage of debt repayment acceleration				50.00%	50.00%
Cross default limit				$ 50
Domestic Credit Line [Member]
Provisions [Line Items]
Debt obligations |								2,800,000
Domestic Credit Line [Member] | Bottom of Range
Provisions [Line Items]
Amount overdue of debt									$ 50
GasAtacama Chile S.A. [Member]
Provisions [Line Items]
Provision recognized on litigation, percentage				25.00%
Provisions					$ 2,901,180
Fine of illegality claim against the superintendency of electricity and fuels		120,000	$ 5,802,360
Number of UTAs | item		10,000	10,000
GasAtacama Chile S.A. [Member] | Commencement of major litigation [member]
Provisions [Line Items]
Number of UTAs | item	500
Indirect Guarantees [Member]
Provisions [Line Items]
Guarantee outstanding					0	$ 0
Energy Purchase Commitments [Member]
Provisions [Line Items]
Future energy purchase commitments					3,938,524,357
Yankee Bonds [Member]
Provisions [Line Items]
Cross default limit				$ 30
Percentage of bondholders, demands debt acceleration				25.00%
Cross default threshold amount				$ 50
Bonds outstanding					497,233,719
Local Bonds [Member]
Provisions [Line Items]
Bonds outstanding					$ 329,260,529
Series H [Member]
Provisions [Line Items]
Financial debt to capitalization ratio, maximum				0.64%
Debt to capitalization ratio				0.30%	0.30%
Consolidated equity					$ 761,661,000
Minimum equity requirement					$ 1,970,521,000
Financial expense coverage ratio				12.23%
Net asset position				$ 125
Series H [Member] | Bottom of Range
Provisions [Line Items]
Financial expense coverage ratio				1.85%
Series H [Member] | Top of Range
Provisions [Line Items]
Net asset position				$ 100
Series M [Member]
Provisions [Line Items]
Financial debt to capitalization ratio, maximum				0.64%
Debt to capitalization ratio				0.30%	0.30%
Financial debt to net equity ratio, maximum				1.40%
Debt to equity ratio				0.42%
Debt/EBITDA ratio, maximum				6.50%
Debt/EBITDA ratio				1.44%